COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 18. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel International (IRL) Limited (“Parexel”) under which Parexel agreed to act as clinical service provider (CRO) pursuant to a work order (“Work Order”) effective June 1, 2022. Pursuant to such Work Order, Parexel will operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion of the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million. During Fiscal 2023, the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, the Company provided a notice of termination under the MSA. The Company is in negotiations to settle all obligations with respect to the MSA. The Company reflected $1.4 million of payables to Parexel in accounts payable and accrued liabilities and approximately $1.3 million in deposits in prepaid expenses and other receivables in the consolidated statement of financial position at March 31, 2024.

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million. Because of the Company’s decision to discontinue and pause further accrual of all clinical studies, the Company is negotiating a revision to the services required under the change in circumstances.

Stimunity Convertible Note

On September 12, 2022, the Company funded €600,000 under the Stimunity Convertible Note, with a maturity date of September 1, 2023. The Stimunity Convertible Note provided for simple interest at 7% per annum and provided for automatic conversion into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%, or if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for the Minimum Raise, the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares of Stimunity. Stimunity did not close a financing prior to the Maturity Date. In December 2023, the Company completed a transfer of its equity in Stimunity and the Stimunity Convertible Note to iOx. In connection with that transfer, the Stimunity Convertible Note was converted into 1,768 Class A shares of Stimunity. See Note 6, “Investment in Associate and Convertible Note Receivable,” for a further discussion. As of December 31, 2023, the Company determined that there was an indication of impairment of the investment in Stimunity, based upon the inability of Stimunity to obtain financing. In the year ended March 31, 2024, the Company determined that it would not fund additional operations at Stimunity and accordingly, recorded provisions for impairment totaling $1.0 million, reducing the investment to nil at March 31, 2024.

Committed Purchase Agreement

On July 6, 2022 (the “Signing Date”), the Company entered into the Committed Purchase Agreement with Lincoln, pursuant to which the Company may require Lincoln to purchase ordinary shares having an aggregate value of up to $30 million over a period of 36 months. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Company’s ordinary shares in three different scenarios that are based on various market criteria and share amounts.

Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee valued at $0.9 million. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The Company accounted for the commitment fee as a deferred commitment fee on the consolidated statements of financial position as of March 31, 2024 and 2023 and will amortize it pro-rata against equity sold under the Committed Purchase Agreement. Any unamortized balance will be written-off to operations at the expiration of the commitment. In the year ended March 31, 2024, the Company recorded amortization of $0.4 million to recognize the commitment term that has expired through that date and wrote-off the unamortized balance of $0.5 million. The deferred commitment fee was written-off as it was deemed to have no future benefit based upon the Company’s strategy and its ability to access the Committed Purchase Facility. The unamortized balance of the deferred commitment fee was nil and $0.839 million as of March 31, 2024 and 2023, respectively.

The Committed Purchase Agreement does not impose any financial or business covenants on the Company and there are no limitations on the use of proceeds received by the Company from Lincoln. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the Signing Date, excluding, however, an at-the-market transaction with a registered broker-dealer.

In connection with the Committed Purchase Agreement, the Company and Lincoln entered into a Registration Rights Agreement, dated July 6, 2022 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file with the SEC the prospectus supplement to the Company’s shelf registration statement pursuant to Rule 424(b) for the purpose of registering for resale the ordinary shares to be issued to Lincoln under the Committed Purchase Agreement. The prospectus supplement was filed on August 19, 2022.

Access to the Committed Purchase Agreement with Lincoln is generally limited based on, among other things, the Company’s Nasdaq trading volume. Furthermore, under the Baby Shelf Rule, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using a registration statement on Form F-3 is limited to one-third of the aggregate market value of the ordinary shares held by the Company’s non-affiliates, which limitation may change over time based on the Company’s stock price, number of ordinary shares outstanding and the percentage of ordinary shares held by non-affiliates. The Company is therefore limited by the Baby Shelf Rule as of the filing of this Form 6-K, until such time as its non-affiliate public float exceeds $75 million.

The Company is obligated under the Merger Agreement and the iOx Share Exchange Agreement to pay certain third-party earnouts based on the achievement of certain milestones. See Note 9, “Acquisition of Tarus,” and Note 19, “Related Party Transactions – Share Exchange Agreement – iOx,” respectively, for further discussions.